Prepayments	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Prepayments

Note 9. Prepayments

	As at December 31,
	2023	2022
Insurance	23,457	20,161
Lease payments	6,705	9,645
Advertising	5,770	6,060
Maintenance	2,739	5,811
Other prepayments	7,660	4,462
Total prepayments	46,331	46,139
Current	41,515	39,774
Non-current	4,816	6,365